Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023, amount	$ 196
2023, weighted-average rate	3.01%
2024, amount	$ 202
2024, weighted-average rate	3.01%
2025, amount	$ 214
2025, weighted-average rate	3.01%
2026, amount	$ 227
2026, weighted-average rate	3.01%
2027, amount	$ 234
2027, weighted-average rate	3.01%
Beyond 2025, amount	$ 10,986
Beyond 2025, weighted-average rate	4.79%
Total, amount	$ 12,059	$ 12,901
Total, weighted-average rate	4.74%